Cash and cash equivalents	9 Months Ended
Sep. 30, 2020
Cash and cash equivalents
Cash and cash equivalents	Note 14 - Cash and cash equivalents

DKK thousand	September 30, 2020	December 31, 2019

DKK	724,287	732,405
USD	347,509	306,748
EUR	159,889	41,907
Total cash and cash equivalents	1,231,685	1,081,060